POST BALANCE SHEET DATE EVENTS (Details) - Sale and operational leaseback transaction $ in Millions	6 Months Ended
	Mar. 31, 2022 USD ($)	Oct. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels included in sale and leaseback transaction		9
Forecast
Disclosure of non-adjusting events after reporting period [line items]
Liquidity contribution for sale and operational leaseback	$ 75.5